UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment []; Amendment Number: __________________
       This Amendment (Check only one.): [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andor Capital Management, L.L.C.
Address: 4 Stamford Plaza
         107 Elm Street, 7th Floor
         Stamford, CT 06902

Form 13F File Number: 028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael C. Neus
Title:  Chief General Counsel and Principal
Phone:  203-588-2000

Signature, Place, and Date of Signing:


/s/ Michael C. Neus          Stamford, CT          February 13, 2003
-------------------          -----------------     -----------------
[Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                61
                                                                     ----
Form 13F Information Table Value Total:                          $803,450
                                                                 --------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                             Andor Capital Management, L.L.C.
                                                Form 13F Information Table
                                              Quarter Ended December 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                Value       Shares/           Put/    Investment  Other    Voting Authority
Name of Issuer      Title of Class  CUSIP       (x $1000)   Prn Amt   Sh/Prn  Call    Discretion  Managers SOLE    Shared    None
------------------------------------------------------------------------------------------------------------------------------------

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ACCENTURE           CL A            G1150G111         576      32,000 SH              SOLE                 32,000
LTD BERMUDA
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ADC TELE-            COM             000886101         509     243,380 SH              SOLE                243,380
COMMUNICATIONS
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ADVANCED ENERGY     COM             007973100       1,908     150,000 SH              SOLE                150,000
 INDS
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ADVANCED MICRO      COM             007903107      12,933   2,002,000 SH              SOLE              2,002,000
 DEVICES INC
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ADVENT SOFTWARE     COM             007974108       8,314     610,000 SH              SOLE                610,000
INC
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AGERE SYS INC       CL B            00845V209         208     148,244 SH              SOLE                148,244
------------------------------------------------------------------------------------------------------------------------------------
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ALLEGHENY ENERGY    COM             017361106      16,942   2,241,000 SH              SOLE              2,241,000
INC
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AMGEN INC           COM             031162100      14,913     308,500 SH              SOLE                308,500
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ANDREW CORP         COM             034425108       8,162     794,000 SH              SOLE                794,000
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AOL TIME            COM             00184A105       1,769     135,000 SH              SOLE                135,000
WARNER INC
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APPLIED MATLS INC   COM             038222105      57,332   4,400,000 SH              SOLE              4,400,000
------------------------------------------------------------------------------------------------------------------------------------
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ASCENTIAL SOFTWARE  COM             04362P108         888     370,000 SH              SOLE                370,000
CORP
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ASTRAZENECA PLC     SPONSORED ADR   046353108       2,632      75,000 SH              SOLE                 75,000
------------------------------------------------------------------------------------------------------------------------------------
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AVAYA INC           COM             053499109         114      46,694 SH              SOLE                 46,694
------------------------------------------------------------------------------------------------------------------------------------
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BIG LOTS INC        COM             089302103         212      16,000 SH              SOLE                 16,000
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BROADCOM CORP       CL A            111320107         211      14,000 SH              SOLE                 14,000
------------------------------------------------------------------------------------------------------------------------------------
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CIENA CORP          COM             171779101       6,682   1,300,000 SH              SOLE              1,300,000
------------------------------------------------------------------------------------------------------------------------------------
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CITRIX SYS INC      COM             177376100      15,240  1,237,000  SH              SOLE              1,237,000
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COMPUTER ASSOC      COM             204912109      31,725   2,350,000 SH              SOLE              2,350,000
INTL INC
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CYMER INC           COM             232572107       6,450     200,000 SH              SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------

                                                Andor Capital Management, L.L.C.
                                                Form 13F Information Table
                                              Quarter Ended December 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                Value       Shares/           Put/    Investment  Other    Voting Authority
Name of Issuer      Title of Class  CUSIP       (x $1000)   Prn Amt   Sh/Prn  Call    Discretion  Managers SOLE    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP  COM             247025109       6,375     238,400 SH              SOLE                238,400
------------------------------------------------------------------------------------------------------------------------------------
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EBAY INC            COM             278642103     262,023   3,863,500 SH              SOLE              3,863,500
------------------------------------------------------------------------------------------------------------------------------------
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E M C CORP MASS     COM             268648102       9,210   1,500,000 SH              SOLE              1,500,000
------------------------------------------------------------------------------------------------------------------------------------
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ENZON PHARMA-       COM             293904108       6,688     400,000 SH              SOLE                400,000
CEUTICALS INC
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FILENET CORP        COM             316869106       2,440     200,000 SH              SOLE                200,000
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GENZYME CORP        COM GENL DIV    372917104      12,198     412,500 SH              SOLE                412,500
------------------------------------------------------------------------------------------------------------------------------------
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HOME DEPOT INC      COM             437076102      10,100     420,500 SH              SOLE                420,500
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IMMUNOMEDICS INC    COM             452907108         373      80,800 SH              SOLE                 80,800
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INSIGHT ENTER-      COM             45765U103         199      24,000 SH              SOLE                 24,000
PRISES INC

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INTEGRATED SIL-     COM             45812P107         436     100,000 SH              SOLE                100,000
ICON SOLUTION
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INTEL CORP          COM             458140100      13,203     848,000 SH              SOLE                848,000
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INTERNATIONAL       COM             459200101      11,625     150,000 SH              SOLE                150,000
BUSINESS MACHS
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KLA - TENCOR CORP   COM             482480100     118,525   3,351,000 SH              SOLE              3,351,000
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LAM RESEARCH CORP   COM             512807108       2,365     219,000 SH              SOLE                219,000
------------------------------------------------------------------------------------------------------------------------------------
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LIGAND PHARMA-      CL B            53220K207         215      40,000 SH              SOLE                 40,000
CEUTICALS INC
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LINEAR TECH-        COM             535678106         756   29,400    SH              SOLE                 29,400
NOLOGY CORP
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LSI LOGIC CORP      COM             502161102        3,751    650,000 SH              SOLE                650,000
------------------------------------------------------------------------------------------------------------------------------------
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LUCENT TECH-        COM             549463107         354     280,840 SH              SOLE                280,840
NOLOGIES INC
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MAXTOR CORP         COM NEW         577729205       1,077     212,800 SH              SOLE                212,800
------------------------------------------------------------------------------------------------------------------------------------
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MICRON TECH-        COM             595112103       4,870     500,000 SH              SOLE                500,000
NOLOGY INC
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MILLENIUM PHARMA-   COM             599902103       2,573     324,000 SH              SOLE                324,000
CEUTICALS INC
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------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW     COM             61166W101      16,671     866,000 SH              SOLE                866,000
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
                                                Andor Capital Management, L.L.C.
                                                Form 13F Information Table
                                              Quarter Ended December 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                Value       Shares/           Put/    Investment  Other    Voting Authority
Name of Issuer      Title of Class  CUSIP       (x $1000)   Prn Amt   Sh/Prn  Call    Discretion  Managers SOLE    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC        COM             620076109       2,595     300,000 SH              SOLE                300,000
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NETSCREEN TECH-     COM             64117V107       6,618     393,000 SH              SOLE                393,000
NOLOGIES INC
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NOKIA CORP          SPONSORED       654902204      15,500   1,000,000 SH              SOLE              1,000,000
                    ADR
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QUANTUM CORP        COM DSSG        747906204         748     280,000 SH              SOLE                280,000
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READ-RITE CORP      COM             755246105         100     286,000 SH              SOLE                286,000
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SCIOS INC           COM             808905103      18,238     559,800 SH              SOLE                559,800
------------------------------------------------------------------------------------------------------------------------------------
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SMITHFIELD FOODS    COM             832248108      20,495   1,033,000 SH              SOLE              1,033,000
INC
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SONICBLUE INC       COM             83546Q109         282     612,700 SH              SOLE                612,700
------------------------------------------------------------------------------------------------------------------------------------
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TELLABS INC         COM             879664100      10,178   1,400,000 SH              SOLE              1,400,000
------------------------------------------------------------------------------------------------------------------------------------
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THQ INC             COM NEW         872443403       4,293     324,000 SH              SOLE                324,000
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3COM CORP           COM             885535104          76      16,500 SH              SOLE                16,500
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TOYS R US INC       COM             892335100       9,500     950,000 SH              SOLE                950,000
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TRIDENT MICRO-      COM             895919108         370     100,000 SH              SOLE                100,000
SYSTEMS INC
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TRIMERIS INC        COM             896263100       6,743     156,200 SH              SOLE                156,200
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UNITED ONLINE INC   COM             911268100       9,238     579,500 SH              SOLE                579,500
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WESTELL TECH-       CL A            957541105          96      80,000 SH              SOLE                 80,000
NOLOGIES INC
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WESTERN DIGITAL     COM             958102105       8,192   1,282,000 SH              SOLE              1,282,000
CORP
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YAHOO INC           COM             984332106       7,358     450,000 SH              SOLE                450,000
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YUM BRANDS INC      COM             988498101       9,083     375,000 SH              SOLE                375,000
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

REPORT
SUMMARY: 61 DATA RECORDS                          803,450